Employee compensation and benefits - Income statement charge (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee Compensation And Benefits [Abstract]
Defined benefit pension plans	$ (151)	$ 42	$ 243
Defined contribution pension plans	874	845	767
Pension plans	723	887	1,010
Defined benefit and contribution healthcare plans	34	28	27
Post-employment benefits	$ 757	$ 915	$ 1,037